Income taxes - Summary of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current tax expense	$ 88,575	$ 56,350
Deferred tax recovery	(9,441)	(16,579)
Income tax expense	$ 79,134	$ 39,771